DEPOSITS RECEIVED	12 Months Ended
Dec. 31, 2022
Deposits Received
DEPOSITS RECEIVED

NOTE 7. DEPOSITS RECEIVED

At December 31, 2022 and 2021, deposits received consist of the following:

	December 31
	2022	2021
Received from customer in advance for goods sales – third parties	$5,831,805	$968,812
Received from customer in advance for goods sales – related parties	438,302	12,450
	$6,270,107	$981,262